Segment Information (Premiums, Universal Life and Investment-Type Policy Fees and Other Revenues by US and Foreign Operations) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Total premiums, universal life and investment-type product policy fees and other revenues	$ 3,534	$ 4,033	$ 4,292
U.S. [Member]
Segment Reporting Information [Line Items]
Total premiums, universal life and investment-type product policy fees and other revenues	3,442	3,329	3,222
United Kingdom [Member]
Segment Reporting Information [Line Items]
Total premiums, universal life and investment-type product policy fees and other revenues	92	556	986
Other Foreign [Member]
Segment Reporting Information [Line Items]
Total premiums, universal life and investment-type product policy fees and other revenues	$ 0	$ 148	$ 84